Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Class B Common Stock	Series A Unique Logistics International, Inc. Preferred Stock	Series B Unique Logistics International, Inc. Preferred Stock	Series C Unique Logistics International, Inc. Preferred Stock	Series D Unique Logistics International, Inc. Preferred Stock	Unique Logistics International, Inc. Common Stock	Unique Logistics International, Inc. Additional Paid in capital	Unique Logistics International, Inc. Accumulated Deficit	Unique Logistics International, Inc. Total Stockholders’ equity attributable to registrant	Unique Logistics International, Inc. Accumulated Comprehensive income	Unique Logistics International, Inc. Non- Controlling Interest	Unique Logistics International, Inc.	Additional Paid in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 690												$ 24,310	$ (1,000)	$ 24,000
Balance (in Shares) at Dec. 31, 2020	6,900,000
Accretion for Class A common stock to redemption amount													(24,310)	(31,324,327)	(31,348,637)
Net income (loss)														11,891,223	11,891,223
Balance at Dec. 31, 2021	$ 690													(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021	6,900,000
Balance at May. 31, 2021		$ 130	$ 840			$ 393,743	$ 4,906,384	$ 1,316,987	$ 6,618,084						6,618,084
Balance (in Shares) at May. 31, 2021		130,000	840,000			393,742,663
Conversion of Preferred B to Common Stock			$ (19)			$ 125,692	(125,673)
Conversion of Preferred B to Common Stock (in Shares)			(19,200)			125,692,224
Conversion of debt to preferred C and D (in Shares)				195	192
Conversion of Preferred D to Common Stock						$ 31,415	(31,415)
Conversion of Preferred D to Common Stock (in Shares)					(5)	31,415,400
Issuance of Common Stock for the conversion of notes and accrued interest						$ 136,347	108,584		244,931						244,931
Issuance of Common Stock for the conversion of notes and accrued interest (in Shares)						136,346,191
Deemed Dividend							(4,565,725)		(4,565,725)						(4,565,725)
Net income (loss)								3,534,554	3,534,554			$ 3,534,554			3,534,554
Balance at May. 31, 2022		$ 130	$ 821			$ 687,197	292,155	4,851,541	5,831,844			5,831,844			5,831,844
Balance (in Shares) at May. 31, 2022		130,000	820,800	195	187	687,196,478
Balance at Dec. 31, 2021	$ 690													(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021	6,900,000
Net income (loss)														6,333,906	6,333,906
Balance at Mar. 31, 2022	$ 690													(13,100,198)	(13,099,508)
Balance (in Shares) at Mar. 31, 2022	6,900,000
Balance at Dec. 31, 2021	$ 690													(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021	6,900,000
Net income (loss)															7,393,298
Balance at Jun. 30, 2022	$ 690													(12,101,777)	(12,101,087)
Balance (in Shares) at Jun. 30, 2022	6,900,000
Balance at Dec. 31, 2021	$ 690													(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021	6,900,000
Accretion for Class A common stock to redemption amount														(2,790,814)	(2,790,814)
Net income (loss)														11,124,257	11,124,257
Balance at Dec. 31, 2022	$ 690													(11,100,661)	(11,099,971)
Balance (in Shares) at Dec. 31, 2022	6,900,000
Balance at Mar. 31, 2022	$ 690													(13,100,198)	(13,099,508)
Balance (in Shares) at Mar. 31, 2022	6,900,000
Accretion for Class A common stock to redemption amount														(60,971)	(60,971)
Net income (loss)														1,059,392	1,059,392
Balance at Jun. 30, 2022	$ 690													(12,101,777)	(12,101,087)
Balance (in Shares) at Jun. 30, 2022	6,900,000
Balance at May. 31, 2022		$ 130	$ 821			$ 687,197	292,155	4,851,541	5,831,844			5,831,844			5,831,844
Balance (in Shares) at May. 31, 2022		130,000	820,800	195	187	687,196,478
Conversion of Preferred A to Common Stock		$ (10)				$ 67,964	(67,954)
Conversion of Preferred A to Common Stock (in Shares)		(9,935)				67,963,732
Conversion of Preferred D to Common Stock						$ 43,981	(43,981)
Conversion of Preferred D to Common Stock (in Shares)					(7)	43,981,560
Recognition of non-controlling interest upon acquisition											3,558,758				3,558,758
Recognition of non-controlling interest upon acquisition (in Shares)
Other comprehensive income (loss), net of tax									3,258	3,258					3,258
Net income (loss)								8,214,568	8,214,568		(12,795)	8,214,568			8,201,773
Balance at May. 31, 2023		$ 120	$ 821			$ 799,142	$ 180,220	$ 13,066,109	$ 14,049,670	$ 3,258	$ 3,545,963	$ 14,049,670			17,595,633
Balance (in Shares) at May. 31, 2023		120,065	820,800	195	180	799,141,770
Balance at Dec. 31, 2022	$ 690													(11,100,661)	(11,099,971)
Balance (in Shares) at Dec. 31, 2022	6,900,000
Adjustment to accretion for Class A common stock to redemption amount														4,881,122	4,881,122
Excise tax payable														(32,930)	(32,930)
Net income (loss)														(250,243)	(250,243)
Balance at Mar. 31, 2023	$ 690													(6,502,712)	(6,502,022)
Balance (in Shares) at Mar. 31, 2023	6,900,000
Balance at Dec. 31, 2022	$ 690													(11,100,661)	(11,099,971)
Balance (in Shares) at Dec. 31, 2022	6,900,000
Net income (loss)															(536,147)
Balance at Jun. 30, 2023	$ 690													(7,156,083)	(7,155,393)
Balance (in Shares) at Jun. 30, 2023	6,900,000
Balance at Mar. 31, 2023	$ 690													(6,502,712)	(6,502,022)
Balance (in Shares) at Mar. 31, 2023	6,900,000
Adjustment to accretion for Class A common stock to redemption amount														(367,467)	(367,467)
Net income (loss)														(285,904)	(285,904)
Balance at Jun. 30, 2023	$ 690													$ (7,156,083)	$ (7,155,393)
Balance (in Shares) at Jun. 30, 2023	6,900,000